PROPERTY, PLANT, AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
5. PROPERTY, PLANT AND EQUIPMENT, NET
Details on property, plant and equipment follow.

	March 31, 2020	December 31, 2019
	(In thousands)
Gathering and processing systems and related equipment	$2,193,225	$2,182,950
Construction in progress	73,040	78,716
Land and line fill	10,440	10,137
Other	59,014	54,595

Total	2,335,719	2,326,398
Less accumulated depreciation	465,636	443,909

Property, plant and equipment, net	$1,870,083	$1,882,489

In March 2020, in connection with the cancellation of a compressor station project in the DJ Basin due to delays in customer drilling plans, we recorded an impairment charge of $3.6 million for the related soft project costs.
In March 2019, certain events occurred which indicated that certain long-lived assets in the DJ Basin and Barnett Shale reporting segments could be impaired. Consequently, in the first quarter of 2019, we performed a recoverability assessment of certain assets within these reporting segments.
Also in March 2019, in the DJ Basin we determined that certain processing plant assets related to our existing 20 MMcf/d plant would no longer be utilized due to our expansion plans for the Niobrara G&P system. Based on the results of the recoverability assessment and the conclusion that the carrying value was not fully recoverable, we recorded an impairment charge of $34.7 million related to these assets in the first quarter of 2019.
In March 2019, in the Barnett Shale we determined that certain compressor station assets would be shut down and decommissioned. As a result, we recorded an impairment charge of $9.7 million related to these assets in the first quarter of 2019. See Note 6 for additional details.
Depreciation expense and capitalized interest follow.

	Three months ended March 31,
	2020	2019
	(In thousands)
Depreciation expense	$21,698	$19,820
Capitalized interest	491	1,915

5. PROPERTY, PLANT AND EQUIPMENT, NET
Details on property, plant and equipment follow.

	December 31, 2019	December 31, 2018
	(In thousands)
Gathering and processing systems and related equipment	$2,182,950	$2,155,325
Construction in progress	78,716	137,920
Land and line fill	10,137	11,748
Other	54,595	47,319

Total	2,326,398	2,352,312
Less accumulated depreciation	443,909	388,213

Property, plant and equipment, net	$1,882,489	$1,964,099

During 2019, 2018 and 2017, we identified certain events, facts and circumstances which indicated that certain of our property, plant and equipment could be impaired. As such, we reviewed the assets that had been identified as potentially impaired and estimated the fair value of the identified property, plant and equipment using a market-based approach.
In December 2019, we sold certain Red Rock Gathering system assets for a cash purchase price of $12.0 million. Prior to closing, we recorded an impairment charge of $14.2 million based on the expected consideration and the carrying value for the Red Rock Gathering system assets. See Note 17 for additional details.
In December 2019, in connection with the cancellation of a project, we determined certain processing plant assets in the Permian Basin would no longer be utilized. As a result, we recorded an impairment charge of $0.7 million related to these assets in the fourth quarter of 2019. See Note 6 for additional details.
In March 2019, certain events occurred which indicated that certain long-lived assets in the DJ Basin and Barnett Shale reporting segments could be impaired. Consequently, in the first quarter of 2019, we performed a recoverability assessment of certain assets within these reporting segments.
In the DJ Basin, we determined that certain processing plant assets related to our existing 20 MMcf/d plant would no longer be utilized due to our expansion plans for the Niobrara G&P system. Based on the results of the recoverability assessment and the conclusion that the carrying value was not fully recoverable, we recorded an impairment charge of $34.7 million related to these assets in the first quarter of 2019.
In the Barnett Shale, we determined, in the first quarter of 2019, that certain compressor station assets would be shut down and decommissioned. As a result, we recorded an impairment charge of $9.7 million related to these assets in the first quarter of 2019. See Note 6 for additional details.
In December 2018, in connection with certain strategic initiatives, we performed a recoverability assessment of certain assets within the Williston Basin reporting segment. Based on the results, we concluded that the carrying value of certain long-lived assets related to the Tioga Midstream system within the Williston Basin were not fully recoverable. We recorded an impairment charge of $3.9 million related to these assets after comparing the fair value of the long-lived assets to their carrying values. In addition, we reviewed the other assets that had been identified as potentially impaired and recognized the long-lived asset impairments in the table below.
In December 2017, in connection with certain strategic initiatives, we performed a financial review of certain assets within the Williston Basin reporting segment. This resulted in a triggering event that required us to perform a recoverability test. Based on the results of the test, we concluded that the carrying value of certain long-lived assets related to the Bison Midstream system within the Williston Basin were not fully recoverable. We recorded an impairment charge of $101.9 million related to these assets after comparing the fair value of the long-lived assets to their carrying values. See Note 6 for additional details.
During 2019, 2018 and 2017, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Long-lived asset impairment:
Williston Basin	$10	$3,972	$101,961
Piceance Basin	14,162	1,004	697
DJ Basin	34,913	9	—
Barnett Shale	9,629	—	—
Utica Shale	—	1,440	878
Permian Basin	726	761	—
Our impairment determinations, in the context of these reviews, involved significant assumptions and judgments. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these estimates are classified as non-recurring
Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.
Depreciation expense and capitalized interest follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Depreciation expense	$78,489	$74,674	$75,382
Capitalized interest	6,974	8,497	2,579